DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt
Long-term debt, non-current portion				¥ 6,635			¥ 3,565	$ 962
Long-term debt | ¥				6,635			3,565
Short-term Debt				3,288			6,232	477
Note repurchased				¥ 3,406	$ 494		0
Euro
Debt
Percentage points added to the reference rate		1.55%
RMB
Debt
Percentage points added to the reference rate		0.15%
One year term facility
Debt
Maximum borrowing amount | ¥										¥ 1,000
Term of debt instrument	1 year
Credit facility drawn down amount | $	$ 65
Term Facility Expiring December 2022
Debt
Maximum borrowing amount														€ 440
Bank borrowings entered in August 2022
Debt
Weighted average interest rate (as a percent)				3.01%	3.01%	3.01%
Repayment of line of credit facility | ¥				¥ 0
Long-term facility entered in August 2022
Debt
Maximum borrowing amount		€ 220
Term of debt instrument		3 years
Credit facility drawn down amount						€ 220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount		€ 110
Credit facility drawn down amount						110
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount		€ 70
Term of debt instrument		35 months
Credit facility drawn down amount						€ 70
Revolving Credit Facility Expiring December 2022
Debt
Maximum borrowing amount									€ 338			€ 338	$ 500
One-Year Uncommitted Term Loan
Debt
Maximum borrowing amount | $											$ 123
Term of debt instrument	1 year
Fixed interest rate (as a percent)										5.40%	5.40%
Credit facility drawn down amount | $	$ 121
Short-term Debt | $								$ 121
Syndicated Loan Facility Expiring in December 2032
Debt
Maximum borrowing amount | ¥			¥ 650
Long-term debt | ¥				¥ 53			¥ 53
Term of debt instrument			12 years
Weighted average interest rate (as a percent)				4.19%	4.19%	4.19%	4.41%
Interest capitalized amount | ¥				¥ 2			¥ 1